Investment in Other Investment	6 Months Ended
Jun. 30, 2026
Investment in Other Investment [Abstract]
INVESTMENT IN OTHER INVESTMENT
7	INVESTMENT IN OTHER INVESTMENT

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Shares at cost	—	1,006,240	246,779

Details of other investment is as follows:

	Percentage of effective ownership
	June 30,
Name	2026	2025	Place of incorporation	Principal activities
	%	%
Nichcom Go Sdn Bhd	19.90	—	Malaysia	Electric vehicles charging facilities

On 20 January, 2026, the Company invested in Nichcom Go Sdn Bhd, by way of acquiring 19.90% equity interest in Nichcom Go Sdn Bhd. Nichcom Go Sdn Bhd , primarily engages in providing services in relation to electric vehicles charging facilities.